Analysis of performance by segment - Asset management (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating profit based on longer-term investment returns:
Operating profit based on longer-term investment returns	£ 2,405	£ 2,358
Operating segments
Operating profit based on longer-term investment returns:
Operating profit based on longer-term investment returns	2,796	2,771
Operating segments | UK and Europe asset management
Operating profit based on longer-term investment returns:
Asset management fee income	552	491
Other income	1	4
Staff costs	(190)	(166)
Other costs	(107)	(95)
Underlying profit before performance-related fees	256	234
Share of associate results	8	8
Performance-related fees	8	6
Operating profit based on longer-term investment returns	£ 272	£ 248